Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions and Divestitures

3. Acquisitions and Divestitures

(1) Acquisitions

During fiscal 2017, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥97,090 million, which was paid mainly in cash. In accordance with the finalization of purchase price allocation during fiscal 2018, the amount of goodwill was ¥33,370 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill was ¥35,559 million. The acquisitions were included in Investment and Operation segment and Overseas Business segment.

During fiscal 2018, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥71,840 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥42,933 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥40,008 million.

During fiscal 2019, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥148,483 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥72,466 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥15,991 million. The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end and the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others. The acquisitions were included in Overseas Business segment and Investment and Operation segment.

The Company recognized a bargain purchase gain of ¥5,802 million associated with one of its acquisitions for fiscal 2017. The purchase price allocation was finalized for the three months ended June 30, 2017. The Company did not recognize any bargain purchase gain associated with the purchase price allocation during the three months ended June 30, 2017. The Company did not recognize any bargain purchase gain during fiscal 2018 and 2019.

The segment in which goodwill is allocated is disclosed in Note 15 “Goodwill and Other Intangible Assets.”

(2) Divestitures

Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2017, 2018 and 2019 amounted to ¥63,419 million, ¥49,203 million and ¥33,314 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2017 mainly consisted of ¥30,583 million in Overseas Business segment, ¥29,378 million in Investment and Operation segment, and ¥2,234 million in Corporate Financial Services segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2018 mainly consisted of ¥30,176 million in Investment and Operation segment, ¥15,408 million in Overseas Business segment, ¥2,028 million in Corporate Financial Services segment and ¥1,604 million in Real Estate segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2019 mainly consisted of ¥23,513 million in Overseas Business segment, ¥8,025 million in Real Estate segment and ¥1,220 million in Maintenance Leasing segment. The details of significant divestitures are as follows.

During fiscal 2017, gains on the sale of a subsidiary that runs the automotive supply wholesale business of ORIX Corporation USA were included in the amount of ¥30,583 million of gains on sales of subsidiaries and affiliates and liquidation losses, net in Overseas Business segment.

The Company changed the segment classification of DAIKYO INCORPORATED (hereinafter, “DAIKYO”) from Investment and Operation segment to Real Estate segment. As a result of this change, segment amounts for the previous fiscal year have been retrospectively reclassified.

(3) Determination of divestitures

During fiscal 2019, the Company has determined to sell ORIX Living Corporation, which is a consolidated subsidiary of the Company. The sale is expected to be completed during fiscal 2020. In the Company’s consolidated balance sheets as of March 31, 2019, the assets or debts of the business are mainly recognized as property under facility operations of ¥42,595 million, other liabilities of ¥23,078 million. Neither gain nor loss was recognized as the related assets and liabilities are classified as held for sale. These related assets and liabilities are included in Real Estate segment.